CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 56,678	$ 19,135
Accounts receivable, net	22,193	16,309
Inventory, net	17,690	16,772
Other current assets	4,780	3,768
Prepaid expenses	1,593	806
Total current assets	102,934	56,790
Property and equipment, net	12,695	12,296
Goodwill	6,621	6,621
Intangible assets, net	3,073	2,619
Restricted cash	2,000	2,000
Related party notes receivable	0	270
Deferred tax assets	513	554
Other assets	157	441
Total assets	127,993	81,591
Current liabilities:
Accounts payable	8,128	7,855
Accrued expenses	16,324	10,759
Line of credit, net of discount	18,162	0
Short-term financing	2,641	1,772
Current portion of long-term debt	1,763	1,903
Deferred tax liabilities	540	542
Total current liabilities	47,558	22,831
Line of credit, net of discount	0	18,985
Long-term debt, net of discount and current portion	2,758	30,326
Warrant liability	0	4,167
Other long-term liabilities	0	913
Total liabilities	50,316	77,222
Commitments and contingencies
Stockholders' equity (deficit):
Common stock; $0.001 par value; 107,000,000 and 18,167,361 shares authorized at December 31, 2013 and December 31, 2012, respectively; 24,076,667 and 4,642,143 shares issued and outstanding at December 31, 2013 and December 31, 2012, respectively	24	5
Additional paid-in capital	161,216	25,603
Accumulated other comprehensive income (loss)	198	(457)
Accumulated deficit	(83,761)	(55,826)
Total stockholders' equity (deficit)	77,677	(30,631)
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)	127,993	81,591
Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock	0	35,000
Series A-1 Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock	0	11
Series A-2 Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock	0	18
Series B Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock	$ 0	$ 15